Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, Net [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Internally developed software	49,426	85,928
Trademark	960	841
Supplier relationship	-	15,620

Accumulated amortization	(23,402)	(36,239)

Intangible assets, net	26,984	66,150